Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS VARIABLE ACCOUNT FUND INC
Entity Central Index Key	0001084060
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000009557 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Equity Portfolio
Trading Symbol	QDVPAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Equity Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Equity Portfolio	$81	0.71%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund delivered a total return of 27.24%, versus a 17.88% return for the S&P 500. The Fund invests principally in common stocks issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+34%), Information Technology (+24%), and
    Industrials (+19%)
    Weakest performing sectors - Real Estate (+3%), Consumer Staples (+4%), and Consumer Discretionary (+6%)
Contributors to Performance
  Financials - significantly outperformed the Index sector (+35% vs +15%)
    Capital One Financial (+38%), Danske Bank (+88%), U.S. Bancorp (+16%), Wells Fargo (+36%), and
    Berkshire Hathaway (+11%)
  Information Technology - outperformed the Index sector (+58% vs +24%)
    Applied Materials (+60%) - largest individual contributor
    Samsung Electronics (+135%)
  Health Care - outperformed the Index sector (+25% vs +15%)
    CVS Health (+84%)
  Consumer Discretionary - outperformed the Index sector (+16% vs +6%)
  Overweight in Communication Services (average weighting 14% vs 10%), the strongest performing sector of the Index
    Alphabet (+66%) and Meta Platforms (+13%)
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector - (average weighting 12% vs 33%)
    Texas Instruments (-4%)
  Industrials - significantly underperformed the Index sector (-16% vs +19%) and underweight (average weighting 3% vs 8%)
    Owens Corning (-33%) - largest individual detractor
  Communication Services - underperformed the Index sector (+27% vs +34%)
    Pinterest (-28%) and Angi (-12%) - new holdings added during the period
  Energy - underperformed the Index sector (+3% vs +9%) and overweight (average weighting 4% vs 3%)
    ConocoPhillips (-2%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Russell 1000 Value Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Equity Portfolio	27.24%	13.39%	12.52%
S&P 500 Index	17.88%	14.42%	14.81%
Russell 1000 Value Index	15.91%	11.32%	10.52%

Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 110,600,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 559,600
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$110.6
Total number of portfolio holdings as of 12/31/25	43
Portfolio turnover rate for the period	15%
Total advisory fees paid for the period (in thousands)	$559.6

Holdings [Text Block]	Top Sectors as of 12/31/25 Net Assets
Financials	31.67%
Communication Services	13.89%
Health Care	13.56%
Consumer Discretionary	12.32%
Information Technology	11.60%